Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Nature of Operations [Abstract]
Schedule of consolidated financial statements
Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Shengfeng Holding Limited (“Shengfeng HK”)	Hong Kong	August 18, 2020	100%	Investment holding of Tianyu
Fujian Tianyu Shengfeng Logistics Co., Ltd. (“Tianyu”)	Fujian, the PRC	December 16, 2020	100%	Investment holding of Shengfeng VIE
Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”)	Fujian, the PRC	December 7, 2001	100%	Transportation and warehouse storage management service
Fuqing Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 15, 2011	100%	Transportation and warehouse storage management service
Xiamen Shengfeng Logistics Co., Ltd.	Fujian, the PRC	December 22, 2011	100%	Transportation and warehouse storage management service
Guangdong Shengfeng Logistics Co., Ltd.	Guangdong, the PRC	December 30, 2011	100%	Transportation and warehouse storage management service
Hainan Shengfeng Supply Chain Management Co., Ltd.	Hainan, the PRC	August 18, 2020	100%	Transportation and warehouse storage management service
Beijing Tianyushengfeng e-commerce Technology Co., Ltd.	Beijing, the PRC	January 9, 2004	100%	Transportation and warehouse storage management service
Beijing Shengfeng Supply Chain Management Co., Ltd.	Beijing, the PRC	April 13, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Guizhou) Co., Ltd.	Guizhou, the PRC	August 15, 2017	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Tianjin) Co., Ltd.	Tianjin, the PRC	March 8, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Shandong) Co., Ltd.	Shandong, the PRC	March 15, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics Hebei Co., Ltd.	Hebei, the PRC	February 17, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Henan) Co., Ltd.	Henan, the PRC	March 28, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Liaoning) Co., Ltd.	Liaoning, the PRC	March 2, 2016	100%	Transportation and warehouse storage management service
Fuzhou Shengfeng New Material Technology Co., Ltd. (a)	Fujian, the PRC	August 13, 2019	0%	Packaging material manufacturing

Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Shengfeng Logistics (Yunnan) Co., Ltd.	Yunnan, the PRC	January 25, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Guangxi) Co., Ltd.	Guangxi, the PRC	February 1, 2016	100%	Transportation and warehouse storage management service
Hubei Shengfeng Logistics Co., Ltd.	Hubei, the PRC	December 15, 2010	100%	Transportation and warehouse storage management service
Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd.	Shanghai, the PRC	August 26, 2015	100%	Transportation and warehouse storage management service
Shanghai Shengxu Logistics Co., Ltd.	Shanghai, the PRC	June 4, 2003	100%	Transportation and warehouse storage management service
Hangzhou Shengfeng Logistics Co., Ltd.	Zhejiang, the PRC	June 10, 2010	100%	Transportation and warehouse storage management service
Nanjing Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	August 30, 2011	100%	Transportation and warehouse storage management service
Suzhou Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	January 14, 2005	90%	Transportation and warehouse storage management service
Suzhou Shengfeng Supply Chain Management Co., Ltd. (b)	Jiangsu, the PRC	August 9, 2019	100%	Transportation and warehouse storage management service
Shengfeng Supply Chain Management Co., Ltd.	Fujian, the PRC	June 19, 2014	100%	Transportation and warehouse storage management service
Fuzhou Shengfeng Transportation Co., Ltd.	Fujian, the PRC	April 18, 2019	100%	Transportation and warehouse storage management service
Diaobingshan Hengde Logistics Co., Ltd. (c)	Liaoning, the PRC	April 23, 2018	0%	Transportation and warehouse storage management service
Sichuan Shengfeng Logistics Co., Ltd.	Sichuan, the PRC	June 27, 2019	100%	Transportation and warehouse storage management service
Fujian Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 2, 2020	100%	Transportation and warehouse storage management service
Fujian Dafengche Information Technology Co. Ltd.	Fujian, the PRC	August 26, 2020	100%	Software engineering
Ningde Shengfeng Logistics Co. Ltd.(d)	Fujian, the PRC	November 12, 2018	51%	Transportation and warehouse storage management service
Fujian Fengche Logistics Co., Ltd.	Fujian, the PRC	October 28, 2020	100%	Transportation service
Fujian Hangfeng Logistics Technology Co., Ltd.(e)	Fujian, the PRC	October 13, 2020	0%	Online service
Shengfeng Logistics (Zhejiang) Co., Ltd.	Zhejiang, the PRC	February 1, 2021	100%	Transportation and warehouse storage management service
Chengdu Shengfeng Supply Chain Management Co., Ltd.	Chengdu, the PRC	October 12, 2021	100%	Supply chain service
Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. (f)	Fujian, the PRC	September 23, 2022	100%	Supply chain service
Yichun Shengfeng Logistics Co., Ltd.	Jiangxi, the PRC	December 1, 2022	100%	Transportation and warehouse storage management service

(a)	On July 14, 2021, Shengfeng Logistics entered into a share transfer agreement with Dongguan Suxing New Material Co., Ltd (“Dongguan Suxing”), a related party, to transfer its 51% equity interest in Fuzhou Shengfeng New Material Technology Co., Ltd. (“New Material Technology”) to Dongguan Suxing for a consideration of $468,973 (RMB3,060,000). The aforementioned transaction was completed during the year ended December 31, 2021. The Company has continued to operate the transportation business through the VIE’s other subsidiaries. Since New Material Technology’s operating revenue was less than 1% of the Company’s consolidated revenue, the transfer did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. The results of operations for New Material Technology were not reported as discontinued operations in the consolidated financial statements.

(b)	On July 8, 2021, Suzhou Shengfeng Supply Chain Management Co, Ltd. became a wholly owned subsidiary of Shengfeng Logistics.

(c)	On April 20, 2021, Shengfeng Logistics entered into a share transfer agreement with Mr. Sun Mingyang, an unrelated third party, among others, to transfer its 51% equity interest in Diaobingshan Hengde Logistics Co., Ltd. to Mr. Sun Mingyang for a consideration of approximately $0.3 million. The aforementioned transaction was completed during the year ended December 31, 2021. The Company has continued to operate the transportation business through the VIE’s other subsidiaries. Since Diaobingshan Hengde Logistics Co., Ltd.’s operating revenue was less than 1% of the Company’s consolidated revenue, the transfer did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. The results of operations for Diaobingshan Hengde Logistics Co., Ltd. were not reported as discontinued operations in the consolidated financial statements.

(d)	On January 5, 2022, Shengfeng Logistics entered into a share transfer agreement with Fuzhou Puhui Technology Co., Ltd. (“Fuzhou Puhui”), an unrelated third party, to transfer its 49% equity interest in Ningde Shengfeng Logistics Co., Ltd. (“Ningde Shengfeng”) to Fuzhou Puhui. According to the share transfer agreement, instead of paying any cash consideration to Shengfeng Logistics, Fuzhou Puhui was required to make a capital contribution to fulfill the required registered capital (approximately $14.4 million or RMB100 million) based on its 49% ownership interest (approximately $7.0 million or RMB49 million). The aforementioned transaction has been completed. After the transaction, the Company owned a 51% equity interest in Ningde Shengfeng.

(e)	On March 16, 2022, Fujian Hangfeng Logistics Technology Co., Ltd. was deregistered, as it has not commenced business operations and the Company has cancelled the future plans for such entity.

(f)	On September 23, 2022, Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. was set up in Fujian, China. This entity is fully owned by Shengfeng Logistics Group Co., Ltd. and will provide supply chain service in the future.